Segment information	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Segment information
16. Segment information:

As a result of the classification of the Light-Duty segment as discontinued operations (note 5), the Company reports its results in the following three reportable segments: High-Pressure Controls & Systems, Heavy-Duty OEM, and Cespira. The prior year comparatives were recast to reflect this change in reportable segments.

Segment earnings or losses before income taxes, interest, depreciation, and amortization ("Segment EBITDA") is the measure of segment profitability used by the Company. The accounting policies of our reportable segments are the same as those applied in our consolidated financial statements. Management prepared the financial results of the Company's reportable segments on basis that is consistent with the manner in which Management internally disaggregates financial information to assist in making internal operating decisions. Certain common costs and expenses were allocated among segments and presented differently than the Company would for stand-alone financial information prepared in accordance with GAAP. These include certain costs and expenses of shared services, such as IT, human resources, legal, finance and supply chain management. Segment EBITDA is not defined under US GAAP and may not be comparable to similarly titled measures used by other companies and should not be considered a substitute for net earnings or other results reported in accordance with GAAP.

The Company's Chief Operating Decision Maker ("CODM") uses Segment EBITDA disclosed below to evaluate the performance of its reportable segments. The Company believes Segment EBITDA is most reflective of the operational profitability or loss of its reportable segments. The CODM uses this information to drive decisions and resource allocations. Segment EBITDA is used as the key profitability measure when the Company sets its annual budget.
16. Segment information (continued):
Financial information by reportable segment as follows:

	Three months ended June 30, 2025
	High-Pressure Controls & Systems	Heavy-Duty OEM	Cespira	Total Segment
Revenue	$2,896	$9,602	$12,020	$24,518
Cost of revenue	2,791	8,865	13,946	25,602
Gross profit	105	737	(1,926)	(1,084)
Operating expenses:
Research and development	1,635	22	1,888	3,545
General and administrative	386	34	2,692	3,112
Sales and marketing	23	3	322	348
Depreciation and amortization	59	—	860	919
	2,103	59	5,762	7,924
Add back: Depreciation and amortization[1]	149	—	772	921
Segment EBITDA	$(1,849)	$678	$(6,916)	$(8,087)

	Three months ended June 30, 2024
	High-Pressure Controls & Systems	Heavy-Duty OEM	Cespira	Total Segment
Revenue	$3,562	$10,547	$4,059	$18,168
Cost of revenue	2,453	9,297	3,901	15,651
Gross profit	1,109	1,250	158	2,517
Operating expenses:
Research and development	1,408	2,052	1,121	4,581
General and administrative	303	1,156	715	2,174
Sales and marketing	130	352	69	551
Depreciation and amortization	43	4	265	312
	1,884	3,564	2,170	7,618
Add back: Depreciation and amortization[1]	118	—	505	623
Segment EBITDA	$(657)	$(2,314)	$(1,507)	$(4,478)

16. Segment information (continued):

	Six months ended June 30, 2025
	High-Pressure Controls & Systems	Heavy-Duty OEM	Cespira	Total Segment
Revenue	$4,786	$15,035	$28,819	$48,640
Cost of revenue	4,168	13,276	30,230	47,674
Gross profit	618	1,759	(1,411)	966
Operating expenses:
Research and development	2,734	133	4,890	7,757
General and administrative	705	99	5,419	6,223
Sales and marketing	150	23	618	791
Depreciation and amortization	115	—	1,590	1,705
	3,704	255	12,517	16,476
Add back: Depreciation and amortization[1]	289	—	2,392	2,681
Segment EBITDA	$(2,797)	$1,504	$(11,536)	$(12,829)

	Six months ended June 30, 2024
	High-Pressure Controls & Systems	Heavy-Duty OEM	Cespira	Total Segment
Revenue	$6,049	$22,488	$4,059	$32,596
Cost of revenue	4,413	22,307	3,901	30,621
Gross profit	1,636	181	158	1,975
Operating expenses:
Research and development	2,951	4,858	1,121	8,930
General and administrative	496	2,919	715	4,130
Sales and marketing	362	849	69	1,280
Depreciation and amortization	85	121	265	471
	3,894	8,747	2,170	14,811
Add back: Depreciation and amortization[1]	226	1,391	505	2,122
Segment EBITDA	$(2,032)	$(7,175)	$(1,507)	$(10,714)
16. Segment information (continued):
Reconciliations of reportable segment financial information to consolidated statement of operations:

	Three months ended June 30, 2025
	Total Segment	Less: Cespira	Add: Corporate & unallocated	Total Consolidated
Revenue	$24,518	$12,020	$—	$12,498
Cost of revenue	25,602	13,946	—	11,656
Gross profit	(1,084)	(1,926)	—	842
Operating expenses:
Research and development	3,545	1,888	—	1,657
General and administrative	3,112	2,692	3,686	4,106
Sales and marketing	348	322	264	290
Depreciation and amortization	919	860	47	106
	7,924	5,762	3,997	6,159
Equity income (loss)	—	—	(3,686)	(3,686)

	Three months ended June 30, 2024
	Total Segment	Less: Cespira	Add: Corporate & unallocated	Total Consolidated
Revenue	$18,168	$4,059	$—	$14,109
Cost of revenue	15,651	3,901	—	11,750
Gross profit	2,517	158	—	2,359
Operating expenses:
Research and development	4,581	1,121	—	3,460
General and administrative	2,174	715	4,261	5,720
Sales and marketing	551	69	480	962
Depreciation and amortization	312	265	51	98
	7,618	2,170	4,792	10,240
Equity income (loss)	—	—	(1,102)	(1,102)

	Six months ended June 30, 2025
	Total Segment	Less: Cespira	Add: Corporate & unallocated	Total Consolidated
Revenue	$48,640	$28,819	$—	$19,821
Cost of revenue	47,674	30,230	—	17,444
Gross profit	966	(1,411)	—	2,377
Operating expenses:
Research and development	7,757	4,890	—	2,867
General and administrative	6,223	5,419	5,974	6,778
Sales and marketing	791	618	560	733
Depreciation and amortization	1,705	1,590	99	214
	16,476	12,517	6,633	10,592
Equity income (loss)	—	—	(7,570)	(7,570)
16. Segment information (continued):

	Six months ended June 30, 2024
	Total Segment	Less: Cespira	Add: Corporate & unallocated	Total Consolidated
Revenue	$32,596	$4,059	$—	$28,537
Cost of revenue	30,621	3,901	—	26,720
Gross profit	1,975	158	—	1,817
Operating expenses:
Research and development	8,930	1,121	—	7,809
General and administrative	4,130	715	9,500	12,915
Sales and marketing	1,280	69	872	2,083
Depreciation and amortization	471	265	250	456
	14,811	2,170	10,622	23,263
Equity income (loss)	—	—	(1,102)	(1,102)

Reconciliation of Segment EBITDA to Loss before income taxes	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Total Segment EBITDA	$(8,087)	$(4,478)	$(12,829)	$(10,714)
Adjustments:
Depreciation and amortization[1]	196	169	388	1,867
Cespira's Segment EBITDA	(6,916)	(1,507)	(11,536)	(1,507)
Loss on investments accounted for under the equity method (note 8)	3,686	1,102	7,570	1,102
Corporate and unallocated operating expenses	3,950	4,741	6,534	10,372
Foreign exchange (loss) gain	(4,224)	(141)	(5,427)	1,795
Gain on deconsolidation	—	(13,266)	—	(13,266)
Interest on long-term debt	166	288	358	603
Interest and other income, net of bank charges	147	(95)	(502)	(21)
Loss before income taxes in continuing operations	$(5,092)	$4,231	$(10,214)	$(11,659)
[1]Depreciation and amortization expenses used in computation for Segment EBITDA and reconciliation to consolidated loss before income taxes are included in cost of revenue and operating expenses on our statement of operations and comprehensive income (loss).
16. Segment information (continued):

	Three months ended June 30,		Six months ended June 30,
Total additions to long-lived assets, excluding business combinations	2025	2024	2025	2024
High-Pressure Controls & Systems	821	991	1,379	1,437
Heavy-Duty OEM	—	271	—	569
Corporate and unallocated	1	—	16	—
Total consolidated	$822	$1,262	$1,395	$2,006
Cespira's total additions to long-lived assets, excluding business combinations for the three and six months ended June 30, 2025 was $322 and $1,571, respectively (three and six months ended June 30, 2024 was $10).

Revenues are attributable to geographical regions based on the location of the Company’s customers and are presented as a percentage of the Company's continuing revenues, as follows:

	% of revenue
	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Europe	79%	85%	79%	87%
Asia	16%	11%	14%	10%
Americas	5%	4%	7%	3%
The measure of segment assets evaluated by the CODM are total assets as reported on the consolidated balance sheet. Total assets are allocated as follows:

	Total assets by segment
	June 30, 2025	December 31, 2024
Light-Duty (Held-for-sale)	$201,719	$207,893
High-Pressure Controls & Systems	14,112	9,026
Heavy-Duty OEM	12,429	9,138
Corporate	43,794	65,564
Total consolidated assets	$272,054	$291,621